Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Tax	$ 11,493	$ 10,172
Labor	880	839
Civil	4,106	3,702
Environmental and others	101	101
Total	$ 16,580	$ 14,814	$ 14,299	$ 11,748